UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Colden Capital Advisers LLC

Address:  230 Park Avenue, 7th Floor
          New York, New York  10169

13F File Number: 028-10474

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin McLaughlin
Title:    Chief Financial Officer
Phone:    (212) 499-2550

Signature, Place and Date of Signing:


/s/ Kevin McLaughlin                New York, N.Y.            May 1, 2008
--------------------          ------------------------      ----------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  8

Form 13F Information Table Value Total:  $29,275
                                         (thousands)

List of Other Included Managers:

NONE

                                                     FORM 13F INFORMATION TABLE
          COLUMN 1               COLUMN 2       COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7         COLUMN 8
                                                            VALUE     SHS OR  SH/ PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT PRN CALL   DISCRETION    MGRS      SOLE    SHARED NONE

AMERICAN CAPITAL STRATEGIES    COM             024937104     6,846    200,400     PUT       SOLE       NONE      200,400
HEWLETT PACKARD CO             COM             428236103     7,534    165,000 SH            SOLE       NONE      165,000
INVESCO LTD                    SHS             G491BT108     1,157     47,500 SH            SOLE       NONE       47,500
ORACLE CORP                    COM             68389X105     2,641    135,000 SH            SOLE       NONE      135,000
REUTERS GROUP PLC              SPONSORED ADR   76132M102       450      6,500 SH            SOLE       NONE        6,500
SCHERING PLOUGH CORP           COM             806605101     2,017    140,000 SH            SOLE       NONE      140,000
DISNEY WALT CO                 COM DISNEY      254687106     2,510     80,000 SH            SOLE       NONE       80,000
WILLBROS GROUP INC             COM             969199108     6,120    200,000 SH            SOLE       NONE      200,000

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